RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2024
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

10.RESEARCH AND DEVELOPMENT EXPENSES

R&D expenses that do not fulfill the recognition criteria according to IAS 38 consist of the following:

	2024	2023	2022
Personnel expenses	(2,143)	(2,261)	(1,888)
Depreciation/amortization	(1,871)	(877)	(910)
Legal and consulting fees	(323)	(587)	(614)
R&D related external administration	(658)	(906)	(856)
Other research and development expenses	1,021	(517)	(549)
Total research and development expenses	(3,974)	(5,148)	(4,818)

R&D related external administration comprises allocated costs such as utilities, insurance, travel expenses or expenses for short-term leases.